Commitments and Contingencies - Additional Information - Shuttle Tankers (Detail) $ in Millions	1 Months Ended	3 Months Ended
	Jun. 30, 2015 USD ($) vessel	Sep. 30, 2016 vessel	Dec. 31, 2016 USD ($)
Shuttle Tanker [Member]
Loss Contingencies [Line Items]
Operating lease arrangement period, lessor (in years)	15 years
Number of vessels | vessel	3	1
Estimated cost of project	$ 372.0
Prepaid Expense	73.1
Payments due in 2017	228.6
Purchase obligation due in 2017	$ 70.6
Shuttle Tanker [Member] | Newbuildings [Member]
Loss Contingencies [Line Items]
Number of vessels | vessel	3
Debt instrument, face amount			$ 250.0
Unused borrowing capacity			$ 201.6
Navion Hispania [Member]
Loss Contingencies [Line Items]
Number of vessels | vessel		1